--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             RYDEX ADVISOR VARIABLE
                  [LOGO]                        ANNUITY ACCOUNT
                                               SEMI-ANNUAL REPORT
                                                 June 30, 1998
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                          (301) 468-8520 888/667-4936

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Contract Owners:

    The U.S. Stock Market continued its bullish run in the first half of 1998. The economy, entering its eighth year of growth, continued to show strength, but unlike past expansions, inflation was falling instead of rising. Although the Standard and Poor's 500 Composite Stock Price Index-TM- (S&P 500 Index), a broad measure of stock market performance, rose 16.84% during the first six months of 1998, equity markets continued to be volatile as further deterioration of Asian economies and concerns over corporate profits caused trepidation among investors.

    The first quarter of 1998 was characterized by strong economic growth fueled primarily by consumer spending. The U.S. Commerce Department reported that Gross Domestic Product (GDP) grew at a healthy 5.4% rate during the quarter. Although wages continued to rise, the risk of wage inflation was diminished by an offsetting increase in productivity, thus keeping interest rates low. On March 31, 1998 the Dow Jones Industrial Average (Dow) and the S&P 500 Index closed at near all-time highs and the NASDAQ 100 Index-TM- closed at a record high.

    In contrast to the first quarter, second quarter GDP decelerated to its slowest pace in three years to a 1.6% annual increase. The trade deficit rose to $15.8 billion in May, as exports to Asia and Europe contracted. Industrial production fell 0.6% in June, as the General Motors strike took its toll. Concerns over corporate profits began to reappear. Although the Dow closed above 9200 for the first time ever in May, the big stock indexes, including the Dow and the S&P 500 Index, trended sideways during much of the quarter. The NASDAQ 100 Index-TM- fared well during the second quarter posting a total return of 9.6%. On June 10, Federal Reserve Chairman Alan Greenspan delivered a lengthy but balanced testimony in which he described the U.S. economy as being in a "virtuous cycle" of low inflation and strong growth. He went on to characterize the current economic expansion as impressive as any economy he has ever witnessed.

    During the first half of 1998 the yield on the 30-year Treasury Bond fell from 5.923% to 5.627%. The fact that the U.S. Government is expected to post a surplus for the first time since 1969 during this current fiscal year added more good news for interest rates. Also, the Consumer Price Index, which is the broadest gauge of costs for goods and services, has remained low.

IN SUMMARY

    Stock market volatility, a healthy U.S. economy, and a generally positive performance of the stock and bond markets characterized the first half of the year. However, continued weakness in foreign economies has blurred the U.S. corporate profit outlook. Despite this, the domestic economy remains strong as interest rates are low, inflation is benign, employment is high and U.S. productivity has continued to improve.

         [/S/ ALBERT P. VIRAGH, JR.]

Albert P. (Skip) Viragh, Jr.
Chairman

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                NOVA SUBACCOUNT

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                                          MARKET
                                                            SHARES         VALUE
                                                      ------------   -----------
COMMON STOCKS 4.58%
Standard & Poor's Depository Receipts (Cost
  $795,090)                                                  9,120   $ 1,033,410
                                                                     -----------


                                                         CONTRACTS
                                                      ------------
OPTIONS PURCHASED 38.58%
Call Options on:
  S&P 500 Index Expiring September 1998 at 2700
    (Cost $8,286,222)                                          199     8,706,250
                                                                     -----------

                                                       FACE AMOUNT
                                                      ------------
REPURCHASE AGREEMENTS 56.84%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations--
  5.73% 7/01/1998                                     $  3,471,677     3,471,677
  5.75% 7/01/1998                                        3,471,677     3,471,677
  5.85% 7/01/1998                                        5,881,512     5,881,512
                                                                     -----------
    Total Repurchase Agreements (Cost $12,824,866)                    12,824,866
                                                                     -----------
    Total Investments 100% (Cost $21,906,178)                        $22,564,526
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                         CONTRACTS          GAIN
                                                      ------------   -----------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring September 1998
  (Underlying Face Amount at Market Value
  $12,001,500)                                                  42   $   159,060
                                                                     -----------
                                                                     -----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                URSA SUBACCOUNT

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                             MARKET
                                          FACE AMOUNT         VALUE
                                         ------------   -----------
REPURCHASE AGREEMENTS 100%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations--
  5.73% 7/01/1998                         $   754,919   $   754,919
  5.75% 7/01/1998                             754,918       754,918
  5.85% 7/01/1998                           1,278,939     1,278,939
                                                        -----------
    Total Repurchase Agreements (Cost
      $2,788,776)                                         2,788,776
                                                        -----------
    Total Investments 100% (Cost
      $2,788,776)                                       $ 2,788,776
                                                        -----------
                                                        -----------

-------------------------------------------------------------------


                                                         UNREALIZED
                                               SHARES          LOSS
                                         ------------   -----------
COMMON STOCK SOLD SHORT
Standard & Poor's Depository Receipts
  (Underlying Face Amount at Market
  Value $1,495,725)                            13,200   $   (51,743)
                                                        -----------
                                                        -----------

                                            CONTRACTS
                                         ------------
FUTURES CONTRACTS SOLD
S&P 500 Futures Contracts Expiring
  September 1998
  (Underlying Face Amount at Market
  Value $1,714,500)                                 6   $   (28,650)
                                                        -----------
                                                        -----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                            MONEY MARKET SUBACCOUNT

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                              MARKET
                                          FACE AMOUNT          VALUE
                                         ------------   ------------
U.S. TREASURY OBLIGATIONS 6.85%
U.S. Treasury Bill 4.55% 7/02/98 (Cost
  $999,874)                               $ 1,000,000   $    999,874
                                                        ------------

FEDERAL AGENCY DISCOUNT NOTES 6.85%
Fannie Mae 5.43% 7/02/98 (Cost
  $999,849)                                 1,000,000        999,849
                                                        ------------

REPURCHASE AGREEMENTS 86.30%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations--
  5.73% 7/01/1998                           3,409,804      3,409,804
  5.75% 7/01/1998                           3,409,803      3,409,803
  5.85% 7/01/1998                           5,776,690      5,776,690
                                                        ------------
    Total Repurchase Agreements (Cost
      $12,596,297)                                        12,596,297
                                                        ------------
    Total Investments 100% (Cost
      $14,596,020)                                      $ 14,596,020
                                                        ------------
                                                        ------------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                 OTC SUBACCOUNT

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES        VALUE
                                                    -----------   ----------
COMMON STOCKS 97.21%
  Microsoft Corp.*                                       65,012   $7,045,675
  Intel Corp.                                            44,943    3,331,400
  Cisco Systems, Inc.*                                   27,498    2,531,535
  Worldcom, Inc.*                                        29,399    1,424,014
  Dell Computer Corp.*                                   16,991    1,576,977
  MCI Communications Corp.                               16,281      946,333
  Oracle Corp.*                                          27,173      667,424
  Sun Microsystems, Inc.*                                10,554      458,439
  Amgen, Inc.*                                            7,085      463,182
  Tele-Communications, Inc.*                             13,144      505,222
  3Com Corp.*                                             9,891      303,530
  Applied Materials, Inc.*                               10,214      301,313
  Comcast Corp. Special Class A                           9,133      370,743
  Tellabs, Inc.*                                          5,060      362,422
  HBO & Company                                          11,799      415,915
  Costco Companies, Inc.*                                 5,977      376,924
  Peoplesoft, Inc.*                                       6,320      297,040
  BMC Software, Inc.*                                     5,928      307,885
  PanAmSat Corp.*                                         4,136      235,235
  Nextel Communications, Inc.*                            7,166      178,254
  Parametric Technology Corp.*                            7,433      201,620
  Compuware Corp.*                                        4,964      253,784
  Paychex, Inc.                                           4,512      183,582
  ADC Telecommunications, Inc.*                           3,738      136,554
  Ascend Communications, Inc.*                            5,322      263,772
  Nordstrom, Inc.                                         2,068      159,753
  Northwest Airlines Corp.*                               2,738      105,584
  Staples, Inc.*                                          7,788      225,365
  Maxim Integrated Products, Inc.*                        3,622      114,772
  Linear Technology Corp.                                 2,133      128,646

                                                                      MARKET
                                                         SHARES        VALUE
                                                    -----------   ----------

  Adaptec, Inc.*                                          3,209   $   45,929
  PACCAR, Inc.                                            2,128      111,188
  Sigma Aldrich Corp.                                     2,742       96,313
  Cintas Corp.                                            2,724      138,924
  Network Associates, Inc.*                               2,986      142,955
  Qualcomm, Inc.*                                         1,892      106,307
  KLA-Tencor Corp.*                                       2,366       65,509
  Starbucks Corp.*                                        2,429      129,800
  Chiron Corp.*                                           5,028       78,877
  Adobe Systems, Inc.                                     1,805       76,600
  Altera Corp.*                                           2,483       73,404
  Biomet, Inc.                                            3,113      102,924
  DSC Communications Corp.*                               3,297       98,910
  Quantum Corp.*                                          4,392       91,134
  Novell, Inc.*                                           9,838      125,435
  Biogen, Inc.*                                           2,044      100,156
  Xilinx, Inc.*                                           2,068       70,312
  Netscape Communications Corp.*                          2,743       74,232
  Atmel Corp.*                                            2,735       37,264
  Oxford Health Plans, Inc.*                              2,216       33,933
  Electronics for Imaging, Inc.*                          1,501       31,709
  American Power Conversion Corp.*                        2,625       78,750
  Bed Bath and Beyond Inc.*                               1,918       99,376
  Chancellor Media Corp.*                                 3,942      195,745
  Ericsson Tel-Sp ADR                                    15,568      445,634
  Fiserv Inc.*                                            2,280       96,808
  Gartner Group Inc.-CL A *                               2,783       97,405
  General Nutrition Companies*                            2,277       70,872
  Quintiles Transnational Corp.*                          2,091      102,851
  Reuters Hldgs-Spons ADR                                 1,282       87,817
                                                                  ----------
    Total Common Stocks (Cost $24,703,632)                        $26,979,967
                                                                  ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                 OTC SUBACCOUNT

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                                      MARKET
                                                      CONTRACTS        VALUE
                                                    -----------   ----------
OPTIONS PURCHASED 0.15%
Call Options on:
  NASDAQ 100 Call Option Contracts Expiring July
    1998 at 1126 (Cost $16,515)                               5   $   42,938
                                                                  ----------

                                                    FACE AMOUNT
                                                    -----------
REPURCHASE AGREEMENTS 2.64%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations--
  5.73% 7/01/1998                                      $197,872      197,872
  5.75% 7/01/1998                                       197,872      197,872
  5.85% 7/01/1998                                       335,222      335,222
                                                                  ----------
    Total Repurchase Agreements (Cost $730,966)                      730,966
                                                                  ----------
    Total Investments 100% (Cost $25,451,113)                     $27,753,871
                                                                  ----------
                                                                  ----------

----------------------------------------------------------------------------

                                                                      MARKET
                                                      CONTRACTS        VALUE
                                                    -----------   ----------
WRITTEN OPTIONS CONTRACTS
Put Options On:
  NASDAQ 100 Put Option Contracts Expiring July
    1998 at 1126 (Proceeds $16,722)                           5   $    3,188
                                                                  ----------
                                                                  ----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                           PRECIOUS METALS SUBACCOUNT

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                                         MARKET
                                                               SHARES     VALUE
                                                              -------  --------
COMMON STOCKS 93.74%
Mining and Precious Metals Stocks
  Barrick Gold Corp., Class A                                   1,071  $ 20,550
  Newmont Mining Corp.                                            449    10,608
  Placer Dome, Inc.                                               710     8,342
  Battle Mountain Gold Co., Class A                               782     4,643
  Homestake Mining Co.                                            719     7,460
  Ashanti Goldfields                                              368     2,990
  Freeport-McMoran Corp.                                          556     8,444
  Hecla Mining Co.*                                               188       999
  Getchell Gold Corp.                                             105     1,575
  Coeur D'Alene Mines                                              75       506
                                                                       --------
    Total Common Stocks (Cost $62,678)                                 $ 66,117
                                                                       --------


                                                                 FACE
                                                               AMOUNT
                                                              -------
REPURCHASE AGREEMENTS 6.26%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations--
  5.73% 7/01/1998                                              $1,196     1,196
  5.75% 7/01/1998                                               1,196     1,196
  5.85% 7/01/1998                                               2,026     2,026
                                                                       --------
    Total Repurchase Agreements (Cost $4,418)                             4,418
                                                                       --------
    Total Investments 100% (Cost $67,096)                              $ 70,535
                                                                       --------
                                                                       --------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                        U.S. GOVERNMENT BOND SUBACCOUNT

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                                          MARKET
                                                        FACE AMOUNT        VALUE
                                                        -----------   ----------
U.S. TREASURY OBLIGATIONS 43.83%
U.S. Treasury Bond 6.125% due 11/15/2027 (Cost
  $611,551)                                                $595,000   $  637,580
                                                                      ----------


                                                          CONTRACTS
                                                        -----------
OPTIONS PURCHASED 17.84%
Call Options On:
  U.S. Treasury Bond Futures Contract Expiring
    September 1998 at 1100 (Cost $244,323)                       11      259,531
                                                                      ----------

                                                        FACE AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS 38.33%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations--
  5.73% 7/01/1998                                          $150,931      150,931
  5.75% 7/01/1998                                           150,931      150,931
  5.85% 7/01/1998                                           255,699      255,699
                                                                      ----------
    Total Repurchase Agreements (Cost $557,561)                          557,561
                                                                      ----------
    Total Investments 100.0% (Cost $1,413,435)                        $1,454,672
                                                                      ----------
                                                                      ----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                JUNO SUBACCOUNT

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                                          MARKET
                                                            CONTRACTS      VALUE
                                                          -----------   --------
OPTIONS PURCHASED 3.19%
Put Options On:
  U.S. Treasury Bond Futures Contract Expiring September
    1998 at 1124 (Cost $2,009)                                     10   $  1,656
                                                                        --------


                                                          FACE AMOUNT
                                                          -----------
REPURCHASE AGREEMENTS 96.81%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations--
  5.73% 7/01/1998                                             $13,602     13,602
  5.75% 7/01/1998                                              13,602     13,602
  5.85% 7/01/1998                                              23,045     23,045
                                                                        --------
    Total Repurchase Agreements (Cost $50,249)                            50,249
                                                                        --------
    Total Investments 100% (Cost $52,258)                               $ 51,905
                                                                        --------
                                                                        --------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                                        MONEY
                                                NOVA        URSA       MARKET
                                          SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                         -----------  ----------  -----------
ASSETS
  Securities at Market Value--See
    Accompanying Schedules               $22,564,526  $2,788,776  $14,596,020
  Receivable for Securities Sold             218,730          --           --
  Receivable from Advisor, Net                    --          --           --
  Investment Income Receivable                 5,273         449        2,026
  Segregated Cash with Broker                452,250     699,351           --
  Receivable for Units Purchased           1,981,034          --    4,742,484
  Receivable--Short Sales Open                    --   1,443,982           --
  Unamortized Organization Costs              90,422      90,422       90,422
  Other Assets                                   168          --        5,801
                                         -----------  ----------  -----------
    Total Assets                          25,312,403   5,022,980   19,436,753
                                         -----------  ----------  -----------
LIABILITIES
  Short Sale at Market Value                      --   1,495,725           --
  Payable for Units Redeemed               2,815,710     117,659    4,441,061
  Organizational Expense Payable to
    Advisor                                   94,091      93,070       94,592
  Amounts due to GARCO                        54,042      26,973       84,651
  Other Liabilities                          213,721      71,590      128,275
                                         -----------  ----------  -----------
    Total Liabilities                      3,177,564   1,805,017    4,748,579
                                         -----------  ----------  -----------
NET ASSETS                               $22,134,839  $3,217,963  $14,688,172
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------
Units Outstanding                          1,518,888     463,004    1,405,279
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------
Unit Value                                    $14.57       $6.95       $10.45
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1998

--------------------------------------------------------------------------------

                                                       PRECIOUS                U.S.
                                               OTC       METALS          GOVERNMENT          JUNO
                                        SUBACCOUNT   SUBACCOUNT     BOND SUBACCOUNT    SUBACCOUNT
                                       -----------  -----------   -----------------   -----------
ASSETS
  Securities at Market Value--See
    Accompanying Schedules             $27,753,871    $ 70,535        $   1,454,672     $ 51,905
  Receivable for Securities Sold             5,625          --                5,397           --
  Receivable from Advisor, Net                  --          15                  891        4,111
  Receivable for Units Purchased         2,448,256          --                   --           --
  Investment Income Receivable                 563         626                4,744            8
  Segregated Cash with Broker               35,201          --                   --           --
  Unamortized Organization Costs            90,872      90,495               90,536       90,744
  Other Assets                               7,557          --                   --           --
                                       -----------  -----------   -----------------   -----------
    Total Assets                        30,341,945     161,671            1,556,240      146,768
                                       -----------  -----------   -----------------   -----------
LIABILITIES
  Written Options at Market Value            3,188          --                   --           --
  Payable for Units Redeemed             1,760,856          --                   --           --
  Payable for Securities Purchased         657,347          --                   --           --
  Organization Expense Payable to
    Advisor                                 93,530      90,614               90,827       90,757
  Amounts due to GARCO                      30,076       4,052                3,170          569
  Other Liabilities                         34,709         258                   50           39
                                       -----------  -----------   -----------------   -----------
    Total Liabilities                    2,579,706      94,924               94,047       91,365
                                       -----------  -----------   -----------------   -----------
NET ASSETS                             $27,762,239    $ 66,747        $   1,462,193     $ 55,403
                                       -----------  -----------   -----------------   -----------
                                       -----------  -----------   -----------------   -----------
Units Outstanding                        1,933,702      10,094              116,899        6,440
                                       -----------  -----------   -----------------   -----------
                                       -----------  -----------   -----------------   -----------
Unit Value                                  $14.36       $6.61               $12.51        $8.60
                                       -----------  -----------   -----------------   -----------
                                       -----------  -----------   -----------------   -----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                  Six Months Ended June 30, 1998

--------------------------------------------------------------------------------

                                                                           MONEY
                                                NOVA          URSA        MARKET
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                       -------------   -----------   -----------
INVESTMENT INCOME
  Interest                               $   237,460   $   134,305     $594,973
  Dividends                                    6,069            --           --
                                       -------------   -----------   -----------
    Total Income                             243,529       134,305      594,973
                                       -------------   -----------   -----------
EXPENSES
  Advisory Fees                               48,765        26,554       53,577
  Tactical Allocation Fees                    16,255         7,376       21,431
  Mortality and Expense Risk Fee              81,275        36,880      133,943
  Organizational Expenses                     21,748         9,457       35,876
  Administration Fees                          9,753         4,426       16,073
  Custodian Fees                               4,781         3,186        3,860
  Portfolio Accounting Expenses               18,578         8,398       30,410
  Legal Expenses                              33,174        14,997       54,304
  Miscellaneous                               33,810        14,693       63,031
                                       -------------   -----------   -----------
    Total Expenses                           268,139       125,967      412,505
    Less Expenses Waived and
      Reimbursed by Investment
      Advisor                                 34,068        16,801       91,041
                                       -------------   -----------   -----------
    Net Expenses                             234,071       109,166      321,464
                                       -------------   -----------   -----------
Net Investment Income (Loss)                   9,458        25,139      273,509
                                       -------------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                      838,779            --           --
  Futures Contracts                        1,464,650      (196,781)          --
  Securities Sold Short                           --      (304,609)          --
                                       -------------   -----------   -----------
    Total Net Realized Gain (Loss)         2,303,429      (501,390)          --
Net Change in Unrealized Appreciation
  (Depreciation)
  on Investments, Options and Futures
    Contracts                                618,489        (3,112)          --
                                       -------------   -----------   -----------
  Net Gain (Loss) on Investments           2,921,918      (504,502)          --
                                       -------------   -----------   -----------
Net Increase (Decrease) in Net Assets
  from Operations                        $ 2,931,376   $  (479,363)    $273,509
                                       -------------   -----------   -----------
                                       -------------   -----------   -----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                  Six Months Ended June 30, 1998

--------------------------------------------------------------------------------

                                                     PRECIOUS              U.S.
                                                OTC    METALS        GOVERNMENT          JUNO
                                         SUBACCOUNT  SUBACCOUNT  BOND SUBACCOUNT   SUBACCOUNT
                                         ----------  --------  ----------------   -----------
INVESTMENT INCOME
  Interest                               $   15,855  $   167       $     21,667    $   5,774
  Dividends                                   2,762    5,335                 --           --
                                         ----------  --------          --------   -----------
    Total Income                             18,617    5,502             21,667        5,774
                                         ----------  --------          --------   -----------
EXPENSES
  Advisory Fees                              24,947    4,174              2,068          969
  Tactical Allocation Fees                    6,653    1,113                827          269
  Mortality and Expense Risk Fee             41,579    6,956              5,170        1,346
  Organizational Expenses                    10,724    1,881              1,418          379
  Administration Fees                         4,990      835                620          161
  Custodian Fees                             20,090    5,410              3,424        1,156
  Portfolio Accounting Expenses               6,525    1,191                694          305
  Legal Expenses                             17,009    1,840              1,133          545
  Miscellaneous                                 503      174                440           --
                                         ----------  --------          --------   -----------
    Total Expenses                          133,020   23,574             15,794        5,130
    Less Expenses Waived and Reimbursed
      by Investment Advisor                  13,348    2,981              2,558        1,133
                                         ----------  --------          --------   -----------
    Net Expenses                            119,672   20,593             13,236        3,997
                                         ----------  --------          --------   -----------
Net Investment Income (Loss)               (101,055) (15,091 )            8,431        1,777
                                         ----------  --------          --------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                     585,756   17,553             25,954         (144)
  Written Options                            54,272       --                 --           --
  Futures Contracts                              --       --                 --       (7,993)
                                         ----------  --------          --------   -----------
    Total Net Realized Gain (Loss)          640,028   17,553             25,954       (8,137)
Net Change in Unrealized Appreciation/
  (Depreciation) on Investments,
  Options and Futures Contracts           2,422,093  (36,465 )           24,604         (353)
                                         ----------  --------          --------   -----------
  Net Gain (Loss) on Investments          3,062,121  (18,912 )           50,558       (8,491)
                                         ----------  --------          --------   -----------
Net Increase (Decrease) in Net Assets
  from Operations                        $2,961,066  $(34,003)     $     58,989    $  (6,713)
                                         ----------  --------          --------   -----------
                                         ----------  --------          --------   -----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NOVA  URSA
                                         SUBACCOUNT NOVA SUBACCOUNT URSA
                                         SIX SUBACCOUNT SIX SUBACCOUNT
                                         MONTHS PERIOD MONTHS PERIOD
                                         ENDED ENDED ENDED ENDED
                                         JUNE DECEMBER JUNE DECEMBER
                                         30, 31, 30, 31,
                                         1998 1997* 1998 1997*
                                         -- -- -- --
                                         (unaudited) (unaudited)
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)           $9,458 $25,410 $25,139 $(3,330)
  Net Realized Gain (Loss) on
    Investments                          2,303,429 112,377 (501,390) (254,521)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments        618,489 198,918 (3,112) (77,323)
                                         -- -- -- --
  Net Increase (Decrease) in Net Assets
    from Operations                      2,931,376 336,705 (479,363) (335,174)
                                         -- -- -- --
CHANGES FROM PRINCIPAL TRANSACTIONS
  Contract Purchase Payments less Sales
    and Administrative Expenses and
    Applicable Premium Taxes             144,754,360 76,198,580 86,304,539 45,239,040
  Contract Terminations                  (135,998,933) (66,087,249) (85,486,057) (42,025,022)
                                         -- -- -- --
Net Increase (Decrease) in Net Assets
  Derived from Principal Transactions    8,755,427 10,111,331 818,482 3,214,018
                                         -- -- -- --
  Net Increase (Decrease) in Net Assets  11,686,803 10,448,036 339,119 2,878,844
                                         -- -- -- --
NET ASSETS--Beginning of Period          10,448,036 -- 2,878,844 --
                                         -- -- -- --
NET ASSETS--End of Period                $22,134,839 $10,448,036 $3,217,963 $2,878,844
                                         -- -- -- --
                                         -- -- -- --

* COMMENCEMENT OF OPERATIONS: MAY 7, 1997--NOVA SUBACCOUNT AND URSA SUBACCOUNT See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         MONEY
                                         MARKET MONEY OTC
                                         SUBACCOUNT MARKET SUBACCOUNT OTC
                                         SIX SUBACCOUNT SIX SUBACCOUNT
                                         MONTHS PERIOD MONTHS PERIOD
                                         ENDED ENDED ENDED ENDED
                                         JUNE DECEMBER JUNE DECEMBER
                                         30, 31, 30, 31,
                                         1998 1997* 1998 1997*
                                         -- -- -- --
                                         (unaudited) (unaudited)
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)           $273,509 $221,638 $(101,055) $(15,375)
  Net Realized Gain (Loss) on
    Investments                          -- -- 640,028 (81,503)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments        -- -- 2,422,093 (105,801)
                                         -- -- -- --
  Net Increase (Decrease) in Net Assets
    from Operations                      273,509 221,638 2,961,066 (202,679)
                                         -- -- -- --
CHANGES FROM PRINCIPAL TRANSACTIONS
  Contract Purchase Payments less Sales
    and Administrative Expenses and
    Applicable Premium Taxes             178,682,182 122,126,822 62,511,206 18,825,274
  Contract Terminations                  (182,170,891) (104,445,088) (40,077,438) (16,255,190)
                                         -- -- -- --
Net Increase (Decrease) in Net Assets
  Derived from Principal Transactions    (3,488,709) 17,681,734 22,433,768 2,570,084
                                         -- -- -- --
  Net Increase (Decrease) in Net Assets  (3,215,200) 17,903,372 25,394,834 2,367,405
                                         -- -- -- --
NET ASSETS--Beginning of Period          17,903,372 -- 2,367,405 --
                                         -- -- -- --
NET ASSETS--End of Period                $14,688,172 $17,903,372 $27,762,239 $2,367,405
                                         -- -- -- --
                                         -- -- -- --

* COMMENCEMENT OF OPERATIONS: MAY 7, 1997--MONEY MARKET SUBACCOUNT AND OTC SUBACCOUNT
See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               U.S.
                                         PRECIOUS GOVERNMENT U.S.
                                         METALS PRECIOUS BOND GOVERNMENT
                                         SUBACCOUNT METALS SUBACCOUNT BOND
                                         SIX SUBACCOUNT SIX SUBACCOUNT
                                         MONTHS PERIOD MONTHS PERIOD
                                         ENDED ENDED ENDED ENDED
                                         JUNE DECEMBER JUNE DECEMBER
                                         30, 31, 30, 31,
                                         1998 1997* 1998 1997*
                                         -- -- -- --
                                         (unaudited) (unaudited)
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)           $(15,091) $(5,585) $8,431 $5,858
  Net Realized Gain (Loss) on
    Investments                          17,553 (365,727) 25,954 14,916
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments        (36,465) 39,904 24,604 16,633
                                         -- -- -- --
  Net Increase (Decrease) in Net Assets
    from Operations                      (34,003) (331,408) 58,989 37,407
                                         -- -- -- --
CHANGES FROM PRINCIPAL TRANSACTIONS
  Contract Purchase Payments less Sales
    and Administrative Expenses and
    Applicable Premium Taxes             8,943,281 4,476,176 6,980,197 3,840,174
  Contract Terminations                  (9,360,441) (3,626,858) (6,469,012) (2,985,562)
                                         -- -- -- --
Net Increase (Decrease) in Net Assets
  Derived from Principal Transactions    (417,160) 849,318 511,185 854,612
                                         -- -- -- --
  Net Increase (Decrease) in Net Assets  (451,163) 517,910 570,174 892,019
                                         -- -- -- --
NET ASSETS--Beginning of Period          517,910 -- 892,019 --
                                         -- -- -- --
NET ASSETS--End of Period                $66,747 $517,910 $1,462,193 $892,019
                                         -- -- -- --
                                         -- -- -- --

* COMMENCEMENT OF OPERATIONS: MAY 29, 1997--PRECIOUS METALS SUBACCOUNT AND U.S. GOVERNMENT BOND SUBACCOUNT
See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         JUNO
                                         SUBACCOUNT JUNO
                                         SIX SUBACCOUNT
                                         MONTHS PERIOD
                                         ENDED ENDED
                                         JUNE DECEMBER
                                         30, 31,
                                         1998 1997*
                                         -- --
                                         (unaudited)
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)           $1,777 $6,316
  Net Realized Gain (Loss) on
    Investments                          (8,137) (26,480)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments        (353) --
                                         -- --
  Net Increase (Decrease) in Net Assets
    from Operations                      (6,713) (20,164)
                                         -- --
CHANGES FROM PRINCIPAL TRANSACTIONS
  Contract Purchase Payments less Sales
    and Administrative Expenses and
    Applicable Premium Taxes             3,034,467 6,578,572
  Contract Terminations                  (2,972,351) (6,558,408)
                                         -- --
Net Increase (Decrease) in Net Assets
  Derived from Principal Transactions    62,116 20,164
                                         -- --
  Net Increase (Decrease) in Net Assets  55,403 --
                                         -- --
NET ASSETS--Beginning of Period          -- --
                                         -- --
NET ASSETS--End of Period                $55,403 $--
                                         -- --
                                         -- --

* COMMENCEMENT OF OPERATIONS: MAY 7, 1997--JUNO SUBACCOUNT
See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

SUPPLEMENTARY INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     NOVA                NOVA               URSA                URSA
                                               SUBACCOUNT         SUBACCOUNT*         SUBACCOUNT         SUBACCOUNT*
                                         SIX MONTHS ENDED        PERIOD ENDED   SIX MONTHS ENDED    JUNE 10, 1997 TO
                                            JUNE 30, 1998   DECEMBER 31, 1997      JUNE 30, 1998   DECEMBER 31, 1997
                                         ----------------   -----------------   ----------------   -----------------
                                               (unaudited)                            (unaudited)
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE-- BEGINNING OF
  PERIOD                                 $       12.21      $       10.00       $       8.07       $       9.36
                                         ----------------   -----------------   ----------------   -----------------
  Investment Income                                .25                .29                .17                .12
  Expenses                                         .24                .22                .14                .13
                                         ----------------   -----------------   ----------------   -----------------
  Net Investment Income (Loss)                     .01                .07                .03               (.01)
  Net Realized and Unrealized Gains
    (Losses) on Securities                        2.35               2.14              (1.15)             (1.28)
                                         ----------------   -----------------   ----------------   -----------------
  Net Increase (Decrease) in
    Accumulation Unit Value                       2.36               2.21              (1.12)             (1.29)
                                         ----------------   -----------------   ----------------   -----------------
ACCUMULATION UNIT VALUE-- END OF PERIOD  $       14.57      $       12.21       $       6.95       $       8.07
                                         ----------------   -----------------   ----------------   -----------------
                                         ----------------   -----------------   ----------------   -----------------
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses                                 4.11%              9.09%              4.27%              8.95%
  Net Expenses                                   3.59%              2.80%              3.70%              2.90%
  Net Investment Income (Loss)                   0.14%              0.91%              0.85%              (0.27)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                          0%            164.30%                 0%                 0%
Net Assets, End of Period (000's
  omitted)                               $      22,135      $      10,448       $      3,218       $      2,879
Number of Accumulation Units
  Outstanding at End of Period               1,518,888            855,862            463,004            356,784

                                                    URSA             URSA
                                             SUBACCOUNT*      SUBACCOUNT*
                                         MAY 24, 1997 TO   MAY 7, 1997 TO
                                            JUNE 3, 1997     MAY 21, 1997
                                         ---------------   --------------

PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE-- BEGINNING OF
  PERIOD                                 $      9.57       $     10.00
                                         ---------------   --------------
  Investment Income                              .01               .01
  Expenses                                       .01               .05
                                         ---------------   --------------
  Net Investment Income (Loss)                   .00              (.04)
  Net Realized and Unrealized Gains
    (Losses) on Securities                       .01              (.33)
                                         ---------------   --------------
  Net Increase (Decrease) in
    Accumulation Unit Value                      .01              (.37)
                                         ---------------   --------------
ACCUMULATION UNIT VALUE-- END OF PERIOD  $      9.58       $      9.63
                                         ---------------   --------------
                                         ---------------   --------------
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses                              85.10%            13.62%
  Net Expenses                                 2.90%             2.90%
  Net Investment Income (Loss)                 2.76%            (10.05)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                        0%                0%
Net Assets, End of Period (000's
  omitted)                               $        --       $        --
Number of Accumulation Units
  Outstanding at End of Period                    --                --

    *  COMMENCEMENT OF OPERATIONS: NOVA SUBACCOUNT AND URSA SUBACCOUNT--MAY 7,
       1997
       DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, CERTAIN SUBACCOUNTS MAY EXPERIENCE PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED FOR PERIODS WITH NET ASSETS GREATER THAN ZERO ONLY. PER ACCUMULATION UNIT AMOUNTS ARE CALCULATED USING AVERAGE OUTSTANDING UNITS.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

SUPPLEMENTARY INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    MONEY               MONEY
                                                   MARKET              MARKET                OTC                 OTC
                                               SUBACCOUNT         SUBACCOUNT*         SUBACCOUNT         SUBACCOUNT*
                                         SIX MONTHS ENDED        PERIOD ENDED   SIX MONTHS ENDED        PERIOD ENDED
                                            JUNE 30, 1998   DECEMBER 31, 1997      JUNE 30, 1998   DECEMBER 31, 1997
                                         ----------------   -----------------   ----------------   -----------------
                                               (unaudited)                            (unaudited)
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE--BEGINNING OF
  PERIOD                                 $       10.32      $       10.00       $       10.65      $      10.00
                                         ----------------   -----------------   ----------------   -----------------
  Investment Income                                .29                .52                 .03               .12
  Expenses                                         .16                .21                 .22               .21
                                         ----------------   -----------------   ----------------   -----------------
  Net Investment Income (Loss)                     .13                .31                (.19)             (.09)
  Net Realized and Unrealized Gains
    (Losses) on Securities                        (.00)               .01                3.90               .74
                                         ----------------   -----------------   ----------------   -----------------
  Net Increase (Decrease) in
    Accumulation Unit Value                        .13                .32                3.71               .65
                                         ----------------   -----------------   ----------------   -----------------
ACCUMULATION UNIT VALUE--END OF PERIOD   $       10.45      $       10.32       $       14.36      $      10.65
                                         ----------------   -----------------   ----------------   -----------------
                                         ----------------   -----------------   ----------------   -----------------
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses                                 3.86%              6.82%               3.97%             9.07%
  Net Expenses                                   3.00%              2.20%               3.60%             2.80%
  Net Investment Income (Loss)                   2.56%              3.34%             (3.02)%           (1.22)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                          0%                 0%             351.34%           399.92%
Net Assets, End of Period (000's
  omitted)                               $      14,688      $      17,903       $      27,762      $      2,367
Number of Accumulation Units
  Outstanding at End of Period               1,405,279          1,734,974           1,933,702           222,217

                                                 PRECIOUS            PRECIOUS
                                                   METALS              METALS
                                               SUBACCOUNT         SUBACCOUNT*
                                         SIX MONTHS ENDED        PERIOD ENDED
                                            JUNE 30, 1998   DECEMBER 31, 1997
                                         ----------------   -----------------
                                               (unaudited)
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE--BEGINNING OF
  PERIOD                                 $       7.02       $      10.00
                                         ----------------   -----------------
  Investment Income                               .04                .03
  Expenses                                        .14                .14
                                         ----------------   -----------------
  Net Investment Income (Loss)                   (.10)              (.11)
  Net Realized and Unrealized Gains
    (Losses) on Securities                       (.31)             (2.87)
                                         ----------------   -----------------
  Net Increase (Decrease) in
    Accumulation Unit Value                      (.41)             (2.98)
                                         ----------------   -----------------
ACCUMULATION UNIT VALUE--END OF PERIOD   $       6.61       $       7.02
                                         ----------------   -----------------
                                         ----------------   -----------------
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses                                4.22%              9.76%
  Net Expenses                                  3.60%              2.80%
  Net Investment Income (Loss)                (2.70)%            (2.19)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                    729.13%            828.23%
Net Assets, End of Period (000's
  omitted)                               $         67       $        518
Number of Accumulation Units
  Outstanding at End of Period                 10,094             73,827

    * COMMENCEMENT OF OPERATIONS: MONEY MARKET SUBACCOUNT AND OTC SUBACCOUNT--MAY 7, 1997; PRECIOUS METALS SUBACCOUNT--MAY 29, 1997; DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, CERTAIN SUBACCOUNTS MAY EXPERIENCE PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED FOR PERIODS WITH NET ASSETS GREATER THAN ZERO ONLY. PER ACCUMULATION UNIT AMOUNTS ARE CALCULATED USING AVERAGE OUTSTANDING UNITS.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

SUPPLEMENTARY INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  U.S.                U.S.              U.S.
                                            GOVERNMENT          GOVERNMENT        GOVERNMENT               U.S.              U.S.
                                                  BOND                BOND              BOND         GOVERNMENT        GOVERNMENT
                                            SUBACCOUNT         SUBACCOUNT*       SUBACCOUNT*               BOND              BOND
                                            SIX MONTHS     AUGUST 18, 1997     JULY 29, 1997        SUBACCOUNT*       SUBACCOUNT*
                                                 ENDED                  TO                TO   JUNE 24, 1997 TO   MAY 29, 1997 TO
                                         JUNE 30, 1998   DECEMBER 31, 1997   AUGUST 12, 1997      JULY 14, 1997      JUNE 5, 1997
                                         -------------   -----------------   ---------------   ----------------   ---------------
                                            (unaudited)
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE--BEGINNING OF
  PERIOD                                 $     11.82     $      10.70        $     10.92       $     10.44        $     10.00
                                         -------------   -----------------   ---------------   ----------------   ---------------
  Investment Income                              .31              .24                .03               .13                .01
  Expenses                                       .19              .09                .01               .03                .01
                                         -------------   -----------------   ---------------   ----------------   ---------------
  Net Investment Income (Loss)                   .12              .15                .02               .10                .00
  Net Realized and Unrealized Gains
    (Losses) on Securities                       .57              .97               (.38)              .13                .15
                                         -------------   -----------------   ---------------   ----------------   ---------------
  Net Increase (Decrease) in
    Accumulation Unit Value                      .69             1.12               (.36)              .23                .15
                                         -------------   -----------------   ---------------   ----------------   ---------------
ACCUMULATION UNIT VALUE--END OF PERIOD   $     12.51     $      11.82        $     10.56       $     10.67        $     10.15
                                         -------------   -----------------   ---------------   ----------------   ---------------
                                         -------------   -----------------   ---------------   ----------------   ---------------
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses                               3.76%            7.20%             49.63%            12.68%              5.43%
  Net Expenses                                 3.20%            2.40%              2.40%             2.40%              2.40%
  Net Investment Income (Loss)                 2.01%            3.49%              3.80%             7.94%              1.86%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                  1077.28%          846.49%                 0%                0%                 0%
Net Assets, End of Period (000's
  omitted)                               $     1,462     $        892        $        --       $        --        $        --
Number of Accumulation Units
  Outstanding at End of Period               116,899           75,493                 --                --                 --

    *  COMMENCEMENT OF OPERATIONS: U. S. GOVERNMENT BOND SUBACCOUNT--MAY 29,
       1997
       DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, CERTAIN SUBACCOUNTS MAY EXPERIENCE PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED FOR PERIODS WITH NET ASSETS GREATER THAN ZERO ONLY. PER ACCUMULATION UNIT AMOUNTS ARE CALCULATED USING AVERAGE OUTSTANDING UNITS.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

SUPPLEMENTARY INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     JUNO                                   JUNO
                                               SUBACCOUNT            JUNO             SUBACCOUNT               JUNO
                                         MARCH 4, 1998 TO      SUBACCOUNT      FEBRUARY 23, 1998         SUBACCOUNT
                                            JUNE 30, 1998   MARCH 2, 1998   TO FEBRUARY 25, 1998   FEBRUARY 2, 1998
                                         ----------------   -------------   --------------------   ----------------
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE--BEGINNING OF
  PERIOD                                 $      9.20        $    9.09       $        9.03          $      8.98
                                              ------           ------              ------               ------
Investment Income                                .16              .00                 .00                  .00
Expenses                                         .11              .00                 .00                  .00
                                              ------           ------              ------               ------
Net Investment Income (Loss)                     .05              .00                 .00                  .00
Net Realized and Unrealized Gains
  (Losses) on Securities                        (.65)             .00                 .04                  .00
                                              ------           ------              ------               ------
Net Increase (Decrease) in Accumulation
  Unit Value                                    (.60)             .00                 .04                  .00
                                              ------           ------              ------               ------
ACCUMULATION UNIT VALUE--END OF PERIOD   $      8.60        $    9.09       $        9.07          $      8.98
                                              ------           ------              ------               ------
                                              ------           ------              ------               ------
RATIOS TO AVERAGE NET ASSETS*
  Gross Expenses                               3.94%            5.79%               4.22%                3.93%
  Net Expenses                                 3.70%            3.70%               3.70%                3.70%
  Net Investment Income (Loss)                 1.67%            1.93%               1.79%                2.45%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                         0%               0%                  0%                   0%
Net Assets, End of Period (000's
  omitted)                               $        55        $      --       $          --          $        --
Number of Accumulation Units
  Outstanding at End of Period                 6,440               --                  --                   --

                                                        JUNO
                                                  SUBACCOUNT
                                         JANUARY 20, 1998 TO
                                            JANUARY 25, 1998
                                         -------------------
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE--BEGINNING OF
  PERIOD                                 $       8.88
                                               ------
Investment Income                                 .01
Expenses                                          .01
                                               ------
Net Investment Income (Loss)                      .00
Net Realized and Unrealized Gains
  (Losses) on Securities                          .11
                                               ------
Net Increase (Decrease) in Accumulation
  Unit Value                                      .11
                                               ------
ACCUMULATION UNIT VALUE--END OF PERIOD   $       8.99
                                               ------
                                               ------
RATIOS TO AVERAGE NET ASSETS*
  Gross Expenses                                4.39%
  Net Expenses                                  3.70%
  Net Investment Income (Loss)                  1.75%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                          0%
Net Assets, End of Period (000's
  omitted)                               $         --
Number of Accumulation Units
  Outstanding at End of Period                     --

       DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, CERTAIN SUBACCOUNTS MAY EXPERIENCE PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED FOR PERIODS WITH NET ASSETS GREATER THAN ZERO ONLY. PER ACCUMULATION UNIT AMOUNTS ARE CALCULATED USING AVERAGE OUTSTANDING UNITS.
    *  ANNUALIZED
   ** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

SUPPLEMENTARY INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               JUNO
                                                        JUNO                 JUNO       SUBACCOUNT*          JUNO               JUNO
                                                 SUBACCOUNT*          SUBACCOUNT*     JULY 24, 1997   SUBACCOUNT*        SUBACCOUNT*
                                         OCTOBER 22, 1997 TO   AUGUST 26, 1997 TO                TO       JULY 7,   JUNE 16, 1997 TO
                                           DECEMBER 11, 1997     OCTOBER 19, 1997   AUGUST 11, 1997          1997       JULY 2, 1997
                                         -------------------   ------------------   ---------------   -----------   ----------------
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE--BEGINNING OF
  PERIOD                                 $        9.50         $       9.72         $     9.41        $    9.59     $      9.71
                                               -------               ------             ------        -----------        ------
  Investment Income                                .07                  .07                .03              .00             .02
  Expenses                                        (.04)                 .06                .02              .00             .02
                                               -------               ------             ------        -----------        ------
  Net Investment Income (Loss)                     .11                  .01                .01              .00             .00
  Net Realized and Unrealized Gains
    (Losses) on Securities                        (.60)                (.21)               .26             (.05)           (.03)
                                               -------               ------             ------        -----------        ------
  Net Increase (Decrease) in
    Accumulation Unit Value                       (.49)                (.20)               .27             (.05)           (.03)
                                               -------               ------             ------        -----------        ------
ACCUMULATION UNIT VALUE--END OF PERIOD   $        9.01         $       9.52         $     9.68        $    9.54     $      9.68
                                               -------               ------             ------        -----------        ------
                                               -------               ------             ------        -----------        ------
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses                                15.13%                7.88%              3.23%          111.10%           5.71%
  Net Expenses                                   2.90%                2.90%              2.90%            2.90%           2.90%
  Net Investment Income (Loss)                   8.68%                0.80%              1.50%            1.50%           1.29%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                          0%                   0%                 0%               0%              0%
Net Assets, End of Period (000's
  omitted)                               $          --         $         --         $       --        $      --     $        --
Number of Accumulation Units
  Outstanding at End of Period                      --                   --                 --               --              --


                                                   JUNO
                                            SUBACCOUNT*
                                         MAY 7, 1997 TO
                                           JUNE 3, 1997
                                         --------------
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE--BEGINNING OF
  PERIOD                                 $     10.00
                                             -------
  Investment Income                              .04
  Expenses                                       .04
                                             -------
  Net Investment Income (Loss)                   .00
  Net Realized and Unrealized Gains
    (Losses) on Securities                      (.14)
                                             -------
  Net Increase (Decrease) in
    Accumulation Unit Value                     (.14)
                                             -------
ACCUMULATION UNIT VALUE--END OF PERIOD   $      9.86
                                             -------
                                             -------
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses                               6.13%
  Net Expenses                                 2.90%
  Net Investment Income (Loss)               (0.37)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                        0%
Net Assets, End of Period (000's
  omitted)                               $        --
Number of Accumulation Units
  Outstanding at End of Period                    --

    *  COMMENCEMENT OF OPERATIONS: JUNO SUBACCOUNT--MAY 7, 1997
       DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, CERTAIN SUBACCOUNTS MAY EXPERIENCE PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED FOR PERIODS WITH NET ASSETS GREATER THAN ZERO ONLY. PER ACCUMULATION UNIT AMOUNTS ARE CALCULATED USING AVERAGE OUTSTANDING UNITS.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Advisor Variable Annuity Account (the "Account") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Account consists of seven Subaccounts: the Nova Subaccount, the Ursa Subaccount, the Money Market Subaccount, the OTC Subaccount, the Precious Metals Subaccount, the U.S. Government Bond Subaccount, and the Juno Subaccount, and is managed by Padco Advisors II, Inc. ("PADCO"). Padco Financial Services, Inc. ("PFSI") acts as principal underwriter for the Account. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Account in the preparation of its financial statements.

The Account was established as a segregated investment account for individual variable annuity contracts issued by Great American Reserve Insurance Company ("GARCO"). GARCO is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services company listed on the New York Stock Exchange.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Account are valued at their last bid price. Over-the-counter options held by the Account are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Account are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Managers.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are accrued on a daily basis.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ORGANIZATION COSTS

Deferred organization costs represent expenses incurred and paid on behalf of the Account by GARCO and PADCO. These expenses, which total approximately $821,573, will be reimbursed to GARCO and PADCO by the Account. These initial costs were allocated to the Subaccounts within the Account. The Account is amortizing the total organization costs on a straight line basis over a five year period beginning with the commencement of operations. These amortized costs are then allocated to the Subaccounts daily and reconciled and settled monthly between the Subaccounts on the basis of the relative net assets of each Subaccount to the total assets of the Account. The monthly amortized amount is paid to PADCO and GARCO. At June 30, 1998, accrued organization costs payable by the Account to GARCO and PADCO were $150,808 and $483,106, respectively.

VALUE OF AN ACCUMULATION UNIT

The value of an accumulation unit is determined by dividing the current market value of total Subaccount assets, less liabilities called net assets, by the total number of units of that Subaccount outstanding. When the asset level of a Subaccount is at zero, the Account's policy is to calculate the accumulation unit value for that Subaccount each day based on the same day change in the net asset value of the public Rydex Mutual fund comparable to that Subaccount, commencing with the last reported value of the Subaccount.

OPTIONS AND FUTURES

Upon the purchase of a put option or a call option by a Subaccount, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires the Subaccount will realize a loss in the amount of the cost of the option. When a Subaccount enters into a closing sale transaction, the Subaccount will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Subaccount exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Subaccount exercises a call option, the cost of the security which the Subaccount purchases upon exercise will be increased by the premium originally paid.

When a Subaccount writes a call option or a put option, an amount equal to the premium received by the Subaccount is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Subaccount realizes a gain equal to the amount of the premium received. When a Subaccount enters into a closing purchase transaction, the Subaccount realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to the option is eliminated. When a written call option is exercised, the Subaccount realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Subaccount purchased upon exercise.

Futures contracts provide for the future sale by one party and the future purchase by another party of a specified amount of a specified financial instrument at an agreed upon price, date, time, and place. Upon entering into a futures contract, the Subaccount is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as "initial margin." Subsequent payments ("variation margin") are made or received by the Subaccount each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Subaccount recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SHORT SALES

The Subaccounts may make short sales of securities. A short sale is a transaction in which the Subaccount sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of the security. A Subaccount may make short sales to offset a potential decline in a long position or a group of long positions, or if the Subaccount believes that a decline in the price of a particular security or group of securities is likely.

When a Subaccount makes a short sale, the proceeds it receives are retained by the broker until the Subaccount replaces the borrowed security. In order to deliver the security to the buyer, the Subaccount must arrange through a broker to borrow the security, and in so doing, the Subaccount becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Subaccount may have to pay a premium to borrow the security. The Subaccount must also pay any dividends or interest payable on the security until the Subaccount replaces the security.

The Subaccount's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash or U. S. Government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Subaccount will be required to maintain a segregated account of securities as collateral in an amount such that the value of the sum of collateral amounts is at all

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
times equal to at least 100% of the current market value of the securities sold short. The collateral does not necessarily limit the Subaccount's potential loss on a short sale, which may exceed the entire amount of the collateral.

If the price of the security sold short increases between the time of the short sale and the time the Subaccount replaces the borrowed security, the Subaccount will incur a loss, and if the price declines during this period, the Subaccount will realize a capital gain. Any realized gain will be decreased, and any incurred loss increased, by the amount of transactional costs and any premium, dividend, or interest which the Subaccount may have to pay in connection with such short sale.

2.  FINANCIAL INSTRUMENTS

As part of its investment program, the Subaccounts may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Subaccount involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Subaccount may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Subaccount may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Subaccount may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Subaccount may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Subaccounts are required to maintain collateral in various forms. The Subaccounts use, where appropriate depending upon the financial instrument utilized and the broker involved, margin deposits at the broker or repurchase agreements allocated to each Subaccount as collateral for options, futures, and securities sold short.

3.  FEDERAL INCOME TAXES

No provision for Federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the operations of GARCO, which is treated as

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

4.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  DEDUCTIONS AND EXPENSES

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such expenses are not affected by expense or mortality experience because GARCO assumes the mortality risk and the expense risk under the contracts.

The mortality risk assumed by GARCO results from the life annuity payment option in the contracts in which GARCO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actual determination of expected mortality, GARCO is required to fund any deficiency in the annuity payment reserves from its general account assets.

A fee, which is equal on an annual basis to 1.25% of the daily value of the Account, is deducted on a daily basis from each Subaccount for assuming the mortality and expense risks. These fees were $307,149 for the six months ended June 30, 1998.

An administrative charge, which is equal on an annual basis to .15% of the daily value of the Account, is deducted on a daily basis from each Subaccount for contract administrative charges. These fees were $36,859 for the six months ended June 30, 1998.

6.  REPURCHASE AGREEMENTS

The Account transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in repurchase agreements collateralized by Federal agency obligations. Collateral is in the possession of the Account's custodian and it is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. As of June 30,

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1998, the repurchase agreements with Fuji Securities, Inc., Paine Webber, Inc., Salomon Brothers Smith Barney, Inc., and Prudential Securities, Inc., in the joint account and the collateral therefore was as follows:

SECURITY TYPE                            RANGE OF RATES    PAR VALUE   MARKET VALUE
---------------------------------------  --------------  -----------  -------------
United States Treasury Notes              5.375%-7.125%  $21,224,000   $ 21,553,133
United States Treasury Bonds                     8.125%  $ 6,215,000   $  8,000,000

Risks arise from the possible delay in recovery of potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. PADCO, acting under the supervision of the Board of Managers, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Account enters into repurchase agreements to evaluate potential risks.

7.  INVESTMENT ADVISORY AND TACTICAL ALLOCATION SERVICES

Under the terms of an investment advisory contract, the Account pays PADCO investment advisory fees calculated at an annual percentage rate of one half of one percent (0.50%) of the average net assets of the Money Market Subaccount and the U.S. Government Bond Subaccount, three-quarters of one percent (0.75%) of the average net assets of the Nova Subaccount, the Precious Metals Subaccount, and the OTC Subaccount, and nine-tenths of one percent (0.90%) of the average net assets of the Ursa Subaccount and the Juno Subaccount.

PADCO Services, Inc., (the "Servicer") provides tactical allocation administrative services to the Account calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average net assets of the Money Market Subaccount, U.S. Government Bond Subaccount, Precious Metals Subaccount, and the OTC Subaccount; and at an annual rate of one-quarter of one percent (0.25%) of the average net assets of the Nova Subaccount, the Ursa Subaccount, and the Juno Subaccount.

The Servicer also provides other necessary services to the Account, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Subaccount to Subaccount.

PADCO and the Servicer have voluntarily agreed to waive their investment advisory and tactical allocation administrative service fees and, if necessary, to reimburse any Subaccount expenses which would cause the ratios of expenses to average net assets to exceed 3.60%, 3.70%, 3.00%, 3.60%, 3.60%, 3.20%, and 3.70%
for the Nova, Ursa, Money Market, OTC, Precious Metals, U.S. Government Bond, and Juno Subaccounts, respectively, effective January 1, 1998.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

During the six months ended June 30, 1998, the following fees and expenses were waived by PADCO and the Servicer, or reimbursed by PADCO, in the Subaccount shown (unaudited):

                                                                                MISCELLANEOUS      TOTAL FEES AND
                                             ADVISORY    TACTICAL ALLOCATION         EXPENSES    EXPENSES WAIVED/
                                          FEES WAIVED            FEES WAIVED       REIMBURSED          REIMBURSED
                                         ------------   --------------------   --------------   -----------------
Nova                                       $ 34,068            $    --             $    --           $ 34,068
Ursa                                         16,801                 --                  --             16,801
Money Market                                 51,279             20,511              19,251             91,041
OTC                                          13,348                 --                  --             13,348
Precious Metals                               2,981                 --                  --              2,981
U.S. Government Bond                          1,880                612                  66              2,558
Juno                                            694                 --                 439              1,133
                                         ------------         --------         --------------   -----------------
Total                                      $121,051            $21,123             $19,756           $161,930
                                         ------------         --------         --------------   -----------------
                                         ------------         --------         --------------   -----------------

Effective October 24, 1997 through October 24, 1999, the Subaccounts are required to reimburse PADCO and the Servicer for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Subaccount's ratio of expenses to average net assets to exceed the specified rates. In addition to the potential reimbursement of the amounts shown above during the remainder of the year ended December 31, 1998, fees waived and reimbursed subject to reimbursement to PADCO and the Servicer during the period ended December 31, 1997, totaling $427,757 as previously disclosed, are also subject to reimbursement to PADCO and the Servicer, if the ratio of expenses to average net assets of any Subaccount were to drop below the ratio specified for that Subaccount at the time the fees were waived or expenses reimbursed.

8.  SECURITIES TRANSACTIONS

During the six months ended June 30, 1998 purchases and sales of investment securities were (unaudited):

                                                                                                  U.S.
                                                             MONEY                PRECIOUS  GOVERNMENT
                                      NOVA        URSA      MARKET         OTC      METALS        BOND        JUNO
                                SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
Purchases                              $--         $--         $--  $50,269,677 $9,196,873  $5,634,090         $--
Sales                                  $--         $--         $--  $28,452,319 $9,619,374  $5,706,648         $--

The transactions shown above exclude short-term and temporary cash investments.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  NET ASSETS

Net assets consisted of the following at June 30, 1998 (unaudited):

                                                                                                               U.S.
                                                                         MONEY                 PRECIOUS  GOVERNMENT
                                                 NOVA        URSA       MARKET          OTC      METALS        BOND        JUNO
                                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                          -----------  ----------  -----------  -----------  ----------  ----------  ----------
Paid-In-Capital                           $18,866,758  $4,032,499  $14,193,025  $25,003,852   $ 432,158  $1,365,797    $ 82,281
Net Investment Income                          34,868      21,810      495,147           --          --      14,289       5,022
Net Investment Loss                                --          --           --     (116,429)    (20,676)         --          --
Accumulated Net Realized Gain (Loss) on
  Investments                               2,415,806    (755,911)          --      558,524    (348,174)     40,870     (31,547)
Net Unrealized Appreciation
  (Depreciation) on Investments, Options
  and Futures Contracts                       817,407     (80,435)          --    2,316,292       3,439      41,237        (353)
                                          -----------  ----------  -----------  -----------  ----------  ----------  ----------
Net Assets                                $22,134,839  $3,217,963  $14,688,172  $27,762,239    $ 66,747  $1,462,193    $ 55,403
                                          -----------  ----------  -----------  -----------  ----------  ----------  ----------
                                          -----------  ----------  -----------  -----------  ----------  ----------  ----------

10. INCREASE/DECREASE IN ACCUMULATION UNITS

Transactions in units for the six months ended June 30, 1998 were (unaudited):

                                                                                                          U.S.
                                                                  MONEY                  PRECIOUS   GOVERNMENT
                                       NOVA         URSA         MARKET          OTC       METALS         BOND         JUNO
                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Units Purchased                  10,513,930   11,935,100     17,179,722    4,801,961    1,170,623      583,936      335,084
Units Withdrawn                  (9,850,903) (11,828,880)   (17,509,417)  (3,090,476)  (1,234,355)    (542,530)    (328,644)
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Net Units Purchased                 663,027      106,220       (329,695)   1,711,485      (63,732)      41,406        6,440
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------

Transactions in units for the period ended December 31, 1997 were:

                                                                                                          U.S.
                                                                  MONEY                  PRECIOUS   GOVERNMENT
                                       NOVA         URSA         MARKET          OTC       METALS         BOND         JUNO
                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Units Purchased                   6,454,734    5,384,612     11,946,671    1,654,828      500,396      358,829      683,854
Units Withdrawn                  (5,598,872)  (5,027,828)   (10,211,697)  (1,432,611)    (426,569)    (283,336)    (683,854)
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Net Units Purchased                 855,862      356,784      1,734,974      222,217       73,827       75,493            0
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the six months ended June 30, 1998 were (unaudited):

                                                                                                          U.S.
                                                                  MONEY                  PRECIOUS   GOVERNMENT
                                       NOVA         URSA         MARKET          OTC       METALS         BOND         JUNO
                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Units Purchased                 $144,754,360 $ 86,304,539 $ 178,682,182  $ 62,511,206 $ 8,943,281  $ 6,980,197  $ 3,034,467
Units Withdrawn                 (135,998,933) (85,486,057)  (182,170,891) (40,077,438)  (9,360,441)  (6,469,012)  (2,972,351)
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Net Units Purchased             $  8,755,427 $   818,482  $  (3,488,709) $ 22,433,768  $ (417,160)  $  511,185   $   62,116
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------

Transactions in dollars for the period ended December 31, 1997 were:

                                                                                                          U.S.
                                                                  MONEY                  PRECIOUS   GOVERNMENT
                                       NOVA         URSA         MARKET          OTC       METALS         BOND         JUNO
                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Units Purchased                 $ 76,198,580 $ 45,239,040 $ 122,126,822  $ 18,825,274 $ 4,476,176  $ 3,840,174  $ 6,578,572
Units Withdrawn                 (66,087,249) (42,025,022)  (104,445,088) (16,255,190)  (3,626,858)  (2,985,562)  (6,558,408)
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Net Units Purchased             $ 10,111,331 $ 3,214,018   $ 17,681,734  $ 2,570,084   $  849,318   $  854,612   $   20,164
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------

11. OPTION CONTRACTS WRITTEN

During the six months ended June 30, 1998 contracts written were (unaudited):

Put Options Written:

                                                              OTC SUBACCOUNT
                                                           ---------------------
                                                           NUMBER OF     INITIAL
                                                           CONTRACTS    PREMIUMS
                                                           ---------   ---------
Outstanding at Beginning of Period                                 2   $   7,994
Options Written                                                   36      75,164
Options Terminated                                               (33)    (66,436)
                                                           ---------   ---------
Outstanding at End of Period                                       5   $  16,722
                                                           ---------   ---------
                                                           ---------   ---------

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